Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Mortgage Servicing Rights
NOTE 10	MORTGAGE SERVICING RIGHTS

The Company serviced $225.0 billion of residential mortgage loans for others at December 31, 2014, and $226.8 billion at December 31, 2013, which include subserviced mortgages with no corresponding MSRs asset. The net impact included in mortgage banking revenue of fair value changes of MSRs due to changes in valuation assumptions and derivatives used to economically hedge MSRs were net gains of $241 million (of which $44 million related to excess servicing rights sold during 2014), $192 million and $102 million for the years ended December 31, 2014, 2013 and 2012, respectively. Loan servicing fees, not including valuation changes, included in mortgage banking revenue, were $732 million, $754 million and $720 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Changes in fair value of capitalized MSRs for the years ended December 31, are summarized as follows:

(Dollars in Millions)	2014	2013	2012
Balance at beginning of period	$2,680	$1,700	$1,519
Rights purchased	5	8	42
Rights capitalized	382	769	957
Rights sold	(141)	–	–
Changes in fair value of MSRs
Due to fluctuations in market interest rates(a)	(276)	617	(249)
Due to revised assumptions or models(b)	86	33	(21)
Other changes in fair value(c)	(398)	(447)	(548)

Balance at end of period	$2,338	$2,680	$1,700
(a)	Includes changes in MSR value associated with changes in market interest rates, including estimated prepayment rates and anticipated earnings on escrow deposits.
(b)	Includes changes in MSR value not caused by changes in market interest rates, such as changes in cost to service, ancillary income, and discount rate, as well as the impact of any model changes. In addition, 2014 includes a $44 million revaluation gain related to excess servicing rights sold.
(c)	Primarily represents changes due to realization of expected cash flows over time (decay).

The estimated sensitivity to changes in market interest rates of the fair value of the MSRs portfolio and the related derivative instruments as of December 31 follows:

	2014						2013
(Dollars in Millions)	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps
MSR portfolio	$(540)	$(242)	$(114)	$100	$185	$346	$(435)	$(199)	$(93)	$82	$154	$287
Derivative instrument hedges	441	223	109	(102)	(197)	(375)	399	194	91	(82)	(157)	(301)
Net sensitivity	$(99)	$(19)	$(5)	$(2)	$(12)	$(29)	$(36)	$(5)	$(2)	$–	$(3)	$(14)

The fair value of MSRs and their sensitivity to changes in interest rates is influenced by the mix of the servicing portfolio and characteristics of each segment of the portfolio. The Company’s servicing portfolio consists of the distinct portfolios of government-insured mortgages, conventional mortgages and Mortgage Revenue Bond Programs (“MRBP”). The servicing portfolios are predominantly comprised of fixed-rate agency loans with limited adjustable-rate or jumbo mortgage loans. The MRBP division specializes in servicing loans made under state and local housing authority programs. These programs provide mortgages to low-income and moderate-income borrowers and are generally government-insured programs with a favorable rate subsidy, down payment and/or closing cost assistance.

A summary of the Company’s MSRs and related characteristics by portfolio as of December 31 follows:

	2014				2013
(Dollars in Millions)	MRBP	Government	Conventional(b)	Total	MRBP	Government	Conventional(b)	Total
Servicing portfolio	$19,706	$40,471	$162,620	$222,797	$15,896	$41,659	$169,287	$226,842
Fair value	$213	$426	$1,699	$2,338	$180	$500	$2,000	$2,680
Value (bps)(a)	108	105	104	105	113	120	118	118
Weighted-average servicing fees (bps)	37	33	27	29	39	32	29	30
Multiple (value/servicing fees)	2.92	3.18	3.85	3.62	2.90	3.75	4.07	3.93
Weighted-average note rate	4.58%	4.18%	4.14%	4.19%	4.70%	4.24%	4.17%	4.22%
Weighted-average age (in years)	3.6	3.2	3.1	3.2	3.8	2.6	2.5	2.6
Weighted-average expected prepayment (constant prepayment rate)	12.8%	14.8%	11.4%	12.1%	13.5%	11.5%	10.9%	11.2%
Weighted-average expected life (in years)	6.2	5.5	6.5	6.3	6.2	6.9	7.2	7.1
Weighted-average discount rate	11.9%	11.2%	9.6%	10.1%	11.9%	11.2%	9.8%	10.2%
(a)	Value is calculated as fair value divided by the servicing portfolio.
(b)	Represents loans sold primarily to GSEs.